Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) - $ / shares	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022 [2]	Dec. 31, 2021 [2]
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Weighted-average common shares outstanding – diluted	16,497,411	[1]	1,335,261	[1]	14,260,161	[1]	1,298,321	[1]	208,573	95,455
Net loss per share attributable to Common Stockholders – diluted	$ (1.27)		$ (429.98)		$ (13.48)		$ (1,003.10)		$ (902.19)	$ (340.75)

[1]	Periods presented have been adjusted to reflect the 1-for-20 reverse stock split on July 5, 2023. Additional information regarding reverse stock splits may be found in Note 1 — Overview, Basis of Presentation, and Significant Accounting Policies, included elsewhere in the notes to the consolidated financial statements
[2]	Periods presented have been adjusted to reflect the 1-for-10 reverse stock split on October 18, 2022, and the 1-for-20 reverse stock split on July 5, 2023. Additional information regarding the reverse stock splits may be found in Note 1 — Overview, Basis of Presentation, and Significant Accounting Policies, included elsewhere in the notes to the consolidated financial statements.